INTANGIBLE ASSETS, NET - Schedule of estimated amortization expense of intangible assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)
Amortization expense of intangible assets
Remaining three months of 2022	¥ 43,296	$ 6,086	¥ 86,328	$ 12,888
2023	172,259	24,216	171,535	25,610
2024	170,654	23,990	170,012	25,382
2025	166,443	23,398	166,302	24,828
2026 and thereafter	492,747	69,270	492,337	73,504
Intangible assets, net	¥ 1,045,399	$ 146,960	¥ 1,086,514	$ 162,212	¥ 1,169,767	¥ 1,169,767